Inventories, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories, Net

3. Inventories, net

Inventories consisted of the following (in thousands):

	September 30, 2017	December 31, 2016
Raw materials	$676	$761
WIP	101	75
Finished goods	4,889	6,377
	$5,666	$7,213

Finished goods included consigned inventory totaling approximately $2.8 million and $5.6 million as of September 30, 2017 and December 31, 2016, respectively. As of September 30, 2017, inventories totaling $1.7 million and $3.9 million were classified as current and long-term, respectively. Inventories classified as current represent the carrying value of inventories at September 30, 2017 that management estimates will be sold by September 30, 2018. As of December 31, 2016, all inventories were classified as current.

2. Inventories

The components of inventory were as follows (in thousands):

	As of December 31,
	2016	2015
Raw materials	$761	$819
WIP	75	235
Finished goods	6,377	8,077
	$7,213	$9,131

Finished goods include consigned inventory of approximately $5.6 million and $3.8 million as of December 31, 2016 and 2015, respectively.